Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

The accounts receivable consists of the following:

	December 31, 2024	December 31, 2023
Accounts receivable from services	$24,674,517	$13,411,519
Accounts receivable from sales	31,751,805	8,934,757
Total	56,426,322	22,346,276
Less: allowance for credit losses	(1,981,884)	(1,225,481)
Accounts receivable, net	$54,444,438	$21,120,795

Movement of the allowance for credit losses for accounts receivable and contract assets is as follows:

	December 31, 2024	December 31, 2023
Balance as of January 1	$1,225,481	$901,010
Provisions for credit losses	789,881	350,195
Changes due to foreign exchange	(33,478)	(25,724)
Balance as of December 31	$1,981,884	$1,225,481

As of the date of the report, $15,352,705  of the accounts receivable as of 31 December 2024 had been collected and the remaining uncollected amounts had been subject to allowance for credit losses based on credit impairment loss calculations.